Notes Payable - Related Party (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		239 Months Ended	242 Months Ended
	Sep. 24, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Notes Payable (Textual)
Common shares and warrants issued for debt conversions					$ 289,975
Common shares issued for conversion	6,800,000			115,500	800,000
Common stock fair value determined				2,214,000
Short-term debt outstanding		100,000		100,000		100,000	100,000
Amortization of debt discounts and other non-cash interest expense			103,336	45,421	3,653,530	12,175,705	16,381,723
Company borrowing amount					2,300,000
Debt, interest rate, maximum					5.00%
Debt, interest rate, minimum					45.00%
Vesting period					5 years
Relative value on warrants and common shares issued					146,231
Unamortized debt discount					45,369
Loss on extinguishment of debt			(1,811,800)	(1,811,800)		(44,836,858)	(44,836,858)
Due to Related Parties, Current		150,000			500,000		150,000
Debt Instrument, Interest Rate, Stated Percentage		18.00%					18.00%
Debt Extensions [Member]
Notes Payable (Textual)
Common shares issued for conversion					363,500
Common stock issued in connection with debt extension				286,000
Amortization of debt discounts and other non-cash interest expense					3,325,000
Vesting period					5 years
Exercise Price Range, maximum					$ 12
Loss on extinguishment of debt					2,390,531
Common Stock [Member]
Notes Payable (Textual)
Common shares and warrants issued for debt conversions					3
Common shares issued for conversion					198,000
Amortization of debt discounts and other non-cash interest expense					470,433
Relative value on warrants and common shares issued					515,802
Common Stock [Member] | Debt Extensions [Member]
Notes Payable (Textual)
Common shares issued for conversion					363,500
Relative value on warrants and common shares issued					2,235,525
Warrant [Member]
Notes Payable (Textual)
Common shares issued for conversion					65,500
Common stock fair value determined				176,819
Exercise Price Range, minimum					$ 0.01
Exercise Price Range, maximum					$ 2.40
Relative value on warrants and common shares issued					310,732
Warrant [Member] | Debt Extensions [Member]
Notes Payable (Textual)
Common shares issued for conversion					100,000
Relative value on warrants and common shares issued					155,006
Third Party Loans [Member]
Notes Payable (Textual)
Repayment of notes payable				1,725,000
Common shares and warrants issued for debt conversions				230,000
Common shares issued for conversion				46,000
Common stock fair value determined				282,900
Loss on debt extinguishment				52,900
Amortization of debt discounts and other non-cash interest expense
Notes Payable [Member]
Notes Payable (Textual)
Common shares and warrants issued for debt conversions					270,000
Common stock fair value determined				1,758,900
Short-term debt outstanding				1,400,000		1,400,000
Common stock issued in connection with debt extension				286,000
Amortization of debt discounts and other non-cash interest expense				45,421
Loss on extinguishment of debt					$ 19,975
Notes Payable [Member] | Common Stock [Member]
Notes Payable (Textual)
Common shares issued for conversion					31,500
Notes Payable [Member] | Warrant [Member]
Notes Payable (Textual)
Common shares issued for conversion					25,000